Business Combinations - Schedule of Recognized Amounts of Identified Assets Acquired and Liabilities Assumed (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Presidio Investment Holdings LLC [Member]
Assets acquired
Cash and cash equivalents	$ 7,926
Restricted cash	11,051
Accounts receivable, oil and gas	23,275
Accounts receivable, joint interest owners	10,779
Derivative assets - current	8,550
Prepaid expenses and other current assets	9,256
Oil and natural gas properties, successful efforts	609,218
Other property and equipment, net	5,221
Derivative assets - noncurrent	4,009
Right-of-use assets	117
Other noncurrent assets	2,097
Total assets acquired	691,499
Liabilities assumed
Accounts payable	17,139
Production taxes payable	3,991
Revenue and royalties payable	22,639
Derivative liabilities - current	26,943
Current portion of long-term debt	9,142
Operating lease liabilities	122
Other current liabilities	88,852
Long-term debt, net	274,677
Asset retirement obligations	63,390
Derivative liabilities - noncurrent	15,311
Deferred tax liabilities - noncurrent	4,265
Total liabilities assumed	526,471
Total net assets acquired	165,028
EQV Resources LLC [Member]
Assets acquired
Cash and cash equivalents	694
Accounts receivable, oil and gas	2,277
Accounts receivable, joint interest owners	3,898
Derivative assets - current	1,157
Oil and natural gas properties, successful efforts	89,395
Other property and equipment, net	47
Derivative assets - noncurrent	371
Total assets acquired	97,839
Liabilities assumed
Accounts payable	4,245
Revenue and royalties payable	7
Derivative liabilities - current	1,678
Other current liabilities	1,372
Asset retirement obligations	15,398
Derivative liabilities - noncurrent	1,402
Deferred tax liabilities - noncurrent	6,899
Total liabilities assumed	31,001
Total net assets acquired	$ 66,838